UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5079

John Hancock Tax-Exempt Series Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock New York Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2011

New York Tax-Free Income Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Municipal Bonds 94.68%				$58,416,040

(Cost $55,586,043)

New York 81.04%				50,004,693

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07/15/43	$1,000,000	1,020,690
Chautauqua Asset Securitization Corp.
Tobacco Settlement	6.750	07/01/40	1,000,000	890,450
City of New York, Series E-1	6.250	10/15/28	500,000	588,890
Herkimer County Industrial Development Agency
Flots Adult Home, Series A	5.500	03/20/40	970,000	1,030,169
Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04/01/39	1,500,000	1,640,430
Long Island Power Authority
Electric, Power & Light Revenues, Series A	6.000	05/01/33	1,000,000	1,120,360
Metropolitan Transportation Authority
Transit Revenue, Series A	5.250	11/15/28	1,000,000	1,088,620
Metropolitan Transportation Authority
Transit Revenue, Series B	5.000	11/15/34	1,750,000	1,827,682
Monroe County Industrial Development Corp/NY, Series A	5.000	07/01/41	1,000,000	1,023,340
Monroe Newpower Corp.
Electric, Power & Light Revenues	5.100	01/01/16	1,000,000	1,027,790
Nassau County Industrial Development Agency
North Shore Health Systems Project, Series A	6.250	11/01/21	275,000	275,888
New York City Industrial Development Agency
7 World Trade Center, Series A	6.250	03/01/15	2,000,000	2,007,340
New York City Industrial Development Agency
Airis JFK I LLC Project, Series A AMT	5.500	07/01/28	1,000,000	869,390
New York City Industrial Development Agency
Brooklyn Navy Yard Cogeneration Partners AMT	5.650	10/01/28	1,000,000	790,210
New York City Industrial Development Agency
Lycee Francais De NY Project, Series A (D)	5.375	06/01/23	1,000,000	1,018,560
New York City Industrial Development Agency
Polytechnic University Project (D)	5.250	11/01/27	1,000,000	1,005,680
New York City Industrial Development Agency
Terminal One Group Association Project AMT (P)	5.500	01/01/21	1,000,000	1,052,980
New York City Municipal Water Finance Authority
Water Revenue, Series A	5.750	06/15/40	1,000,000	1,113,760
New York City Municipal Water Finance Authority
Water Revenue, Series D	Zero	06/15/20	2,000,000	1,550,300
New York City Municipal Water Finance Authority
Water Revenue, Series FF-2	5.000	06/15/40	1,000,000	1,049,230
New York City Municipal Water Finance Authority
Water Revenue, Series GG-1	5.000	06/15/39	1,000,000	1,049,230
New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4	5.500	01/15/39	1,000,000	1,079,660
New York City Transitional Finance Authority
Income Tax Revenue, Series A (Zero coupon steps up to
14.000% on 11-1-11)	Zero	11/01/29	1,000,000	997,760
New York Liberty Development Corp.	5.625	07/15/47	1,000,000	1,008,220
New York Local Assistance Corp.
Sales Tax Revenue, Series C	5.500	04/01/17	1,225,000	1,446,835
New York State Dormitory Authority
General Purpose, Series E	5.000	02/15/35	1,000,000	1,061,540
New York State Dormitory Authority
Miriam Osborn Memorial Home Association, Series B (D)	6.875	07/01/25	750,000	757,238

1

New York Tax-Free Income Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

New York (continued)

New York State Dormitory Authority
Mount Sinai School of Medicine	5.125	07/01/39	$1,000,000	$1,015,720
New York State Dormitory Authority
North Shore Long Island Jewish Group, Prerefunded to 5-
1-13	5.375	05/01/23	1,000,000	1,084,530
New York State Dormitory Authority
Orange Regional Medical Center	6.125	12/01/29	750,000	741,158
New York State Dormitory Authority
Rockefeller University, Series A	5.000	07/01/41	1,000,000	1,065,320
New York State Dormitory Authority
State University Education Facilities, Series A (D)	5.250	05/15/15	1,000,000	1,096,950
New York State Dormitory Authority
State University Education Facilities, Series A	5.500	05/15/19	2,000,000	2,341,800
New York State Environmental Facilities Corp.
Water Revenue, Series A	5.000	06/15/34	1,000,000	1,060,120
Oneida County Industrial Development Agency
Hamilton College Project, Series A (D)	Zero	07/01/29	5,330,000	2,295,471
Onondaga County Industrial Development Agency AMT	6.125	01/01/32	1,000,000	832,210
Orange County Industrial Development Agency
Arden Hill Care Center, Series C	7.000	08/01/31	500,000	414,460
Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10/01/19	1,500,000	1,389,225
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12/01/36	1,000,000	1,016,920
Suffolk County Industrial Development Agency
Huntington Hospital Project, Series B	6.000	11/01/22	1,000,000	1,020,330
Triborough Bridge & Tunnel Authority
Highway Revenue Tolls, Escrowed to Maturity, Series Y	6.125	01/01/21	1,500,000	1,980,885
Tsasc, Inc., Tobacco Settlement
Prerefunded to 7-15-12, Series 1	5.500	07/15/24	640,000	665,690
Upper Mohawk Valley Regional Water Finance Authority
Water Revenue (D)	Zero	04/01/22	2,230,000	1,441,271
Westchester County Healthcare Corp.
Senior Lien, Series A	6.000	11/01/30	1,150,000	1,150,391

Puerto Rico 10.32%				6,365,207

Commonwealth of Puerto Rico
Public Improvement - Series A	5.750	07/01/41	1,000,000	984,490
Puerto Rico Public Building Authority
Lease Revenue, Series A (D)	6.250	07/01/12	1,110,000	1,154,378
Puerto Rico Public Finance Corp.
Prerefunded to 2-1-12, Series E	5.500	08/01/29	1,005,000	1,026,999
Puerto Rico Sales Tax Financing Authority
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16)	Zero	08/01/32	2,000,000	1,720,860
Puerto Rico Sales Tax Financing Corp., Series C	5.000	08/01/35	1,000,000	974,100
Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/38	500,000	504,380

Virgin Islands 2.50%				1,542,930

Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	1,000,000	1,058,570
Virgin Islands Public Finance Authority, Series A1-1	5.000	10/01/29	500,000	484,360

Guam 0.82%				503,210

Guam Government, Series A	5.750	12/01/34	500,000	503,210

2

New York Tax-Free Income Fund
As of 8-31-11 (Unaudited)

Total investments (Cost $55,586,043)† 94.68%	$58,416,040

Other assets and liabilities, net 5.32%	$3,283,952

Total net assets 100.00%	$61,699,992

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

As a percentage of total
Insurance coverage	investmets

ACA Financial Guaranty Corp.	4.76%
Ambac Financial Group, Inc.	4.44%
National Public Finance Guarantee Insurance Company	5.81%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

† At 8-31-11, the aggregate cost of investment securities for federal income tax purposes was $55,472,975. Net unrealized appreciation aggregated $2,943,065, of which $3,664,590 related to appreciated investment securities and $721,525 related to depreciated investment securities.

The Fund has the following sector composition as a percentage of total net assets on 8-31-11.

General Obligation Bonds	3%
Revenue Bonds
Education	14%
Health Care	10%
Water & Sewer	10%
Development	9%
Utilities	8%
Airport	7%
Transportation	5%
Tobacco	3%
Facilities	2%
Pollution	1%
Other Revenue	23%
Short-Term Investments & Other	5%

3

Note to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended August 31, 2011, there were no significant transfers in or out of Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.

760Q1 8/11
10/11

John Hancock
MUTUAL FUNDS

John Hancock Massachusetts Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2011

Massachusetts Tax-Free Income Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Municipal Bonds 97.49%				$111,837,026

(Cost $108,192,124)

Massachusetts 83.60%				95,903,576

Boston Housing Authority
Capital Program Revenue (D)	5.000	04/01/27	$3,255,000	3,348,581
Boston Housing Authority
Capital Program Revenue (D)	5.000	04/01/28	2,000,000	2,043,780
Boston Industrial Development Financing Authority
Harbor Electric Energy Company Project AMT	7.375	05/15/15	110,000	110,512
Boston Water & Sewer Commission
Sewer Revenue, Series A	5.750	11/01/13	275,000	289,630
Commonwealth of Massachusetts
Public Improvements (D)	5.500	11/01/17	1,000,000	1,237,600
Commonwealth of Massachusetts
Public Improvements, Series C	5.500	11/01/15	1,000,000	1,195,080
Commonwealth of Massachusetts, Series C (D)	5.500	12/01/24	2,000,000	2,501,380
Commonwealth of Massachusetts, Series E (D)	5.000	11/01/25	1,000,000	1,191,720
Freetown Lakeville Regional School District (D)	5.000	07/01/23	1,000,000	1,052,940
Holyoke Gas & Electric Department
Natural Gas Revenue, Series A (D)	5.000	12/01/31	3,410,000	3,396,837
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.000	07/01/31	2,000,000	2,289,780
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.250	07/01/35	1,310,000	1,555,507
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A-2	Zero	07/01/26	2,500,000	1,276,200
Massachusetts Bay Transportation Authority
Transit Revenue, Series A	7.000	03/01/14	1,000,000	1,097,990
Massachusetts Bay Transportation Authority
Transit Revenue, Series B	5.250	07/01/33	2,500,000	2,972,375
Massachusetts Development Finance Agency
Brandeis University, Series 0-1	5.000	10/01/40	1,000,000	1,003,260
Massachusetts Development Finance Agency
Carleton Willard Village	5.625	12/01/30	450,000	456,925
Massachusetts Development Finance Agency
Combined Jewish Philanthropies, Series A	5.250	02/01/22	1,805,000	1,855,071
Massachusetts Development Finance Agency
Curry College, Series A (D)	4.500	03/01/25	1,000,000	929,030
Massachusetts Development Finance Agency
Curry College, Series A (D)	5.250	03/01/26	1,000,000	1,002,380
Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02/01/36	2,000,000	1,944,960
Massachusetts Development Finance Agency
Draper Laboratory	5.875	09/01/30	2,000,000	2,173,580
Massachusetts Development Finance Agency
Emerson College, Series A	5.000	01/01/40	2,000,000	1,990,860
Massachusetts Development Finance Agency
Harvard University Series B	5.000	10/15/40	1,190,000	1,298,207
Massachusetts Development Finance Agency
Linden Ponds, Inc., Series A (H)	5.750	11/15/35	1,500,000	837,075
Massachusetts Development Finance Agency
Massachusetts College of Pharmacy, Series E (D)	5.000	07/01/37	1,000,000	1,017,130
Massachusetts Development Finance Agency
New England Conservatory of Music	5.250	07/01/38	2,000,000	1,954,820

1

Massachusetts Tax-Free Income Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Massachusetts (continued)

Massachusetts Development Finance Agency
Ogden Haverhill Project, Series B AMT	5.500	12/01/19	$1,500,000	$1,500,945
Massachusetts Development Finance Agency
Orchard Cove	5.250	10/01/26	1,000,000	833,590
Massachusetts Development Finance Agency
Plantation Apartments, Series A AMT	5.000	12/15/24	2,320,000	2,348,582
Massachusetts Development Finance Agency
The Groves in Lincoln, Series A	7.750	06/01/39	700,000	704,921
Massachusetts Development Finance Agency
VOA Concord Assisted Living, Prerefunded to 10-20-11,
Series A	6.900	10/20/41	1,000,000	1,058,950
Massachusetts Development Finance Agency,
Southeatern Massachusetts System, Series A (D)	5.625	01/01/16	500,000	509,200
Massachusetts Health & Educational Facilities Authority
Civic Investments, Prerefunded to 12-15-12 Series B	9.200	12/15/31	2,000,000	2,259,760
Massachusetts Health & Educational Facilities Authority
Emerson Hospital, Series E (D)	5.000	08/15/35	1,000,000	795,560
Massachusetts Health & Educational Facilities Authority
Harvard Pilgrim Health Care, Series A (D)	5.000	07/01/18	1,000,000	1,001,840
Massachusetts Health & Educational Facilities Authority
Lahey Clinic Medical Center, Series C (D)	5.000	08/15/23	1,000,000	1,022,750
Massachusetts Health & Educational Facilities Authority
Mass Eye & Ear Infirmary	5.375	07/01/35	2,000,000	1,903,180
Massachusetts Health & Educational Facilities Authority
Partners HealthCare System	5.000	07/01/22	1,000,000	1,110,630
Massachusetts Health & Educational Facilities Authority
Partners HealthCare, Series C	5.750	07/01/32	30,000	30,284
Massachusetts Health & Educational Facilities Authority
Partners HealthCare, Series J1	5.000	07/01/34	1,000,000	1,020,720
Massachusetts Health & Educational Facilities Authority
South Shore Hospital	5.750	07/01/29	365,000	365,066
Massachusetts Health & Educational Facilities Authority
Springfield College	5.625	10/15/40	2,000,000	1,915,740
Massachusetts Health & Educational Facilities Authority
Sterling & Francine Clark, Series A	5.000	07/01/36	1,000,000	1,023,190
Massachusetts Health & Educational Facilities Authority
Suffolk University, Series A	6.250	07/01/30	1,000,000	1,057,540
Massachusetts Health & Educational Facilities Authority
Tufts University	5.375	08/15/38	350,000	377,860
Massachusetts Health & Educational Facilities Authority
Wheelock College, Prerefunded to 10-1-11, Series B (D)	5.625	10/01/30	1,000,000	1,004,360
Massachusetts Health & Educational Facilities Authority
Williams College, Series H	5.000	07/01/33	1,500,000	1,524,060
Massachusetts Health & Educational Facilities Authority
Woods Hole Oceanographic, Series B	5.375	06/01/30	1,000,000	1,083,650
Massachusetts Housing Finance Agency, Series A AMT (D)	5.800	07/01/30	45,000	45,002
Massachusetts Housing Finance Agency, Series B	4.700	12/01/16	1,050,000	1,081,017
Massachusetts Industrial Finance Agency
Aquarion Water Company AMT	6.750	12/01/20	2,780,000	2,781,974
Massachusetts Industrial Finance Agency
Aquarion Water Company AMT	6.900	12/01/29	1,210,000	1,210,145
Massachusetts Industrial Finance Agency
Ogden Haverhill Project, Series A AMT	5.600	12/01/19	500,000	501,485
Massachusetts Port Authority
Boston Fuel Project AMT (D)	5.000	07/01/32	1,770,000	1,727,361

2

Massachusetts Tax-Free Income Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Massachusetts (continued)

Massachusetts Port Authority
Conrac Project - Series A	5.125	07/01/41	$500,000	$507,490
Massachusetts Port Authority
US Airways Project, Series A AMT (D)	5.750	09/01/16	1,000,000	949,230
Massachusetts State College Building Authority
College & University Revenue, Series A	5.500	05/01/49	1,000,000	1,054,090
Massachusetts State College Building Authority
College & University Revenue, Series B (D)	Zero	05/01/19	1,000,000	775,200
Massachusetts State Department of Transportation
Highway Revenue Tolls	5.000	01/01/37	3,000,000	3,065,430
Massachusetts State Turnpike Authority
Highway Revenue Tolls, Escrowed to Maturity, Series A (D)	5.125	01/01/23	445,000	534,325
Massachusetts State Turnpike Authority
Highway Revenue Tolls, Series C (D)	Zero	01/01/20	1,000,000	719,480
Massachusetts Water Pollution Abatement Trust
Government Fund/Grant Revenue	5.000	08/01/28	1,000,000	1,117,560
Massachusetts Water Pollution Abatement Trust
Series 7	5.125	02/01/31	1,775,000	1,780,183
Massachusetts Water Pollution Abatement Trust
Series 9	5.250	08/01/18	60,000	69,750
Massachusetts Water Pollution Abatement Trust
Water Revenue, Series 13	5.000	08/01/28	1,000,000	1,091,790
Massachusetts Water Pollution Abatement Trust
Water Revenue, Series 14	5.000	08/01/32	1,000,000	1,090,630
Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08/01/40	1,600,000	1,699,216
Massachusetts Water Resources Authority
Water Revenue, Series B	5.000	08/01/39	1,000,000	1,056,820
Massachusetts Water Resources Authority
Water Revenue, Series B (D)	5.250	08/01/29	2,500,000	2,996,900
Metropolitan Boston Transit Parking Corp.	5.000	07/01/41	2,000,000	2,006,040
University of Massachusetts Building Authority
College & University Revenue, Series 1	5.000	05/01/39	1,500,000	1,566,870

Puerto Rico 12.13%				13,915,880

Commonwealth of Puerto Rico
Public Improvement - Series A	5.750	07/01/41	1,000,000	984,490
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.125	07/01/24	1,750,000	1,931,055
Puerto Rico Highway & Transportation Authority
Fuel Sales Tax Revenue, Escrowed to Maturity, Series Y	6.250	07/01/14	955,000	1,109,290
Puerto Rico Highway & Transportation Authority
Fuel Sales Tax Revenue, Series Y	6.250	07/01/14	45,000	50,045
Puerto Rico Highway & Transportation Authority
Highway Revenue Tolls, Series AA (D)	5.500	07/01/19	2,000,000	2,240,600
Puerto Rico Highway & Transportation Authority, Series H	5.450	07/01/35	1,000,000	953,780
Puerto Rico Housing Finance Authority	5.125	12/01/27	1,000,000	1,035,100
Puerto Rico Sales Tax Financing Authority
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16)	Zero	08/01/32	3,000,000	2,581,290
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A	5.500	08/01/42	1,000,000	1,012,710
Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/38	2,000,000	2,017,520

3

Massachusetts Tax-Free Income Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Virgin Islands 1.32%				$1,514,360

Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	$1,000,000	1,058,570
Virgin Islands Public Finance Authority, Series A-1	5.000	10/01/39	500,000	455,790

Guam 0.44%				503,210

Guam Government, Series A	5.750	12/01/34	500,000	503,210

Total investments (Cost $108,192,124)† 97.49%				$111,837,026

Other assets and liabilities, net 2.51%				$2,885,157

Total net assets 100.00%				$114,722,183

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of the following companies:

As a percentage of total
Insurance coverage	investments

ACA Financial Guaranty Corp.	1.73%
Ambac Financial Group, Inc.	3.34%
Assured Guaranty Corp.	0.91%
Assured Guaranty Municipal Corp,	9.50%
Financial Guaranty Insurance Company	0.48%
National Public Finance Guarantee Insurance Company	11.29%
Radian Asset Assurance, Inc.	0.71%
XL Capital Assurance, Inc.	0.69%

(H) Non-income producing - Issuer is in default.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

† At 8-31-11, the aggregate cost of investment securities for federal income tax purposes was $107,890,268. Net unrealized appreciation aggregated $3,946,758, of which $5,424,906 related to appreciated investment securities and $1,478,148 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of total net assets on 8-31-11.

General Obligation Bonds	7%
Revenue Bonds
Water & Sewer	15%
Health Care	15%
Education	14%
Transportation	13%
Housing	9%
Pollution	4%
Utilities	3%
Facilities	2%
Development	1%
Other Revenue	14%
Short-term investments & Other	3%

4

Note to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended August 31, 2011, there were no significant transfers in or out of Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

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How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.

770Q1 8/11
10/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By:	/s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date:	October 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date:	October 20, 2011

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date:	October 20, 2011